INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2012
INCOME TAX [Abstract]
Reconciliation of Statutory Tax Rate to the Effective Income Tax Rate
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Pretax loss	(1,372,411)	(1,056,921)	(737,458)	(516,657)	(2,364,339)	(2,788,446)	(1,202,296)
Federal tax rate	35%	35%	35%	35%	35%	35%	35%
Income tax benefit computed at the ordinary tax rate	(480,344)	(369,922)	(258,110)	(180,830)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	2,306	2,483	1,153	1,241	4,885	4,688	4,463
Stock-based compensation	69,033	66,274	35,952	33,081	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes	-	-	-	-	-	425,229	-
Tax in respect of differences in corporate tax rates	137,241	105,692	73,746	51,666	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	271,764	195,473	147,259	94,842	453,875	262,094	159,598
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Schedule of Deferred Taxes
	US dollars
	June 30,		December 31,
	2012	2011	2011	2010	2009
	(unaudited)
Composition of deferred tax assets:
Provision for employee-related obligation	44,862	39,183	42,137	36,568	37,561
Non-capital loss carry forwards	3,184,220	2,551,746	2,890,426	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,590,929)	(2,932,563)	(2,430,487)	(1,805,977)
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